Goodwill (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011
Segment Reporting Information [Line Items]
Goodwill	$ 928	$ 928	$ 929
Accumulated impairment losses	(54)	(54)	(54)
Goodwill, net	874	874	875
Total segment | North American Full-Service Segment
Segment Reporting Information [Line Items]
Goodwill	392	392	392
Accumulated impairment losses	0	0	0
Goodwill, net	392	392	392
Total segment | North American Limited-Service Segment
Segment Reporting Information [Line Items]
Goodwill	125	125	126
Accumulated impairment losses	(54)	(54)	(54)
Goodwill, net	71	71	72
Total segment | International Segment
Segment Reporting Information [Line Items]
Goodwill	411	411	411
Accumulated impairment losses	0	0	0
Goodwill, net	$ 411	$ 411	$ 411